Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Employee benefit plans
Employee benefit plans

20. Employee benefit plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB156,154, RMB207,056 and RMB159,607 for the years ended December 31, 2018, 2019 and 2020, respectively, for such benefits.